Insurance Liabilities - Summary of separate accounts (Details) - Universal Life - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	$ 3,556	$ 3,361	$ 3,514	$ 3,313
Net amount at risk - gross	$ 70,014	$ 66,220	$ 69,335	$ 65,801
Average attained age of contract holders by product	53 years	53 years	53 years	53 years